Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 20% Portfolio - VIP FundsManager 20% Portfolio - Service Class	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	5.53%
Annual Return 2014	4.21%
Annual Return 2015	(0.03%)
Annual Return 2016	2.83%
Annual Return 2017	7.33%
Annual Return 2018	(1.67%)
Annual Return 2019	10.39%
Annual Return 2020	8.11%
Annual Return 2021	3.74%
Annual Return 2022	(9.59%)